UNITED STATES

               SECURITIES AND EXCHANGE COMMISSION

                     Washington, D.C. 20549

                            FORM 13F

                       FORM 13F COVER PAGE

Report for the Calendar Year or Quarterly Ended: September 30, 2012 Check here is Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing This Report:

Name:     Sage Advisory Services, Ltd. Co.
Address:  5900 Southwest Parkway, Building 1, Suite 100
          Austin, Texas 78735

13F File Number: 028-14814

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing This Report on Behalf of Reporting Manager:

Name:   Richard B. Williams
Title:  Chief Compliance Officer
Phone:  512-327-5530
Signature, Place and Date of Signing:

      Richard B. Williams, Austin, Texas    November 13, 2012


Report Type (Check only one):

[X]    13F HOLDINGS REPORT.

[ ]    13F NOTICE.

[ ]    13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                       FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:     15

Form 13F Information Table Value Total: 694568
                           (X1000)

List of Other Included Managers:

No.      13F File Number         Name
01       N/A                     N/A

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                                                        FORM 13F INFORMATION TABLE
                                                        Value   Shares/ Sh/ Put/ Invstmt Other   Voting Authority
Name of Issuer           Title of Class   CUSIP       (x$1000)  Prn Amt Prn Call Dscretn Managers Sole Shared None
---------                --------------  --------     -------   ------- --- ---- ------- -------- ----- ------ -----
ISHARES (OEF) S&P 100              ETF   464287101      32936    495583           SOLE           131123   0    364460
ISHARES (IVE) S&P 500 VALUE        ETF   464287408      48341    734779           SOLE           190794   0    543985
ISHARES (IEF) BARCLAYS 7-10YR      ETF   464287440      34691    319849           SOLE            49534   0    270315
ISHARES (EFA) MSCI EAFE            ETF   464287465      97348   1836760           SOLE           472948   0   1363812
ISHARES (MBB) BARCLAYS FIXED B     ETF   464288588      83886    768470           SOLE           115405   0    653065
ISHARES (CFT) LEHMAN CR BD FD      ETF   464288620      38062    334112           SOLE            52217   0    281895
ISHARES (CIU) BARCLAYS INT CRE     ETF   464288638      22867    205211           SOLE            31976   0    173235
ISHARES (TLH) BARCLYS 10-20Y       ETF   464288653      19883    145407           SOLE            21717   0    123690
ISHARES (PFF) PREF STK INDX        ETF   464288687        614     15398           SOLE            15398   0         0
VANGUARD (BSV) SHORT BD FD         ETF   921937827      16409    201455           SOLE                0   0    201455
VANGUARD HIGH DVD YL (VYM)         ETF   921946406       2028     40240           SOLE            40240   0         0
POWERSHARES (DBC) COMMODITY        ETF   73935S105      30080   1048826           SOLE           268940   0    779886
SPDR (SPY) S&P 500                 ETF   78462F103     129830    901786           SOLE           233223   0    668563
SPDR (GLD) GOLD TRUST              ETF   78463V107      40715    236869           SOLE            59609   0    177260
SPDR (DIA) DOW JONES INDL AVRG     ETF   78467X109      96878    722701           SOLE           183090   0    539611
